Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Hatteras Long / Short Debt Fund (Prospectus Summary) | Hatteras Long / Short Debt Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HATTERAS LONG / SHORT DEBT FUND (the "Long/Short Debt Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Hatteras Long/Short Debt Fund seeks to achieve total return through current income, capital preservation and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Debt Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$100,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "How to
Purchase Shares" section on page 56 of the Fund's Prospectus and the "Purchase,
		Redemption and Pricing of Shares" section on page 46 of the Fund's SAI.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Long/Short Debt Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover
		rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Acquired Fund Fees and Expenses have been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Long/Short Debt Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Caps
		only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a mutual fund of funds, the Hatteras Long/Short Debt Fund pursues its investment objective by investing primarily in an affiliated Long/Short Debt portfolio (the "Underlying Funds"). The Fund invests its assets in the
Underlying Funds consistent with its objective of achieving total return through current income, capital preservation and capital appreciation. The Fund may also invest in other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, with the Underlying Funds, the
"Underlying Investments"). Such Underlying Investments will primarily be long/short funds and/or short only funds.

The Long/Short Debt Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investments in one or more Underlying Investments, the Fund is expected to indirectly own a diversified portfolio. The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more Underlying Investments. The Fund's strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying
Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Fund to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. Debt-related securities primarily include, but are not limited to, derivatives linked to debt instruments, such as credit-default swaps.

Other than assets temporarily invested for defensive purposes, the Long/Short
Debt Fund's assets will be invested in one or more of the Underlying Investments and not directly in debt or derivative securities. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund's investment in the Underlying
Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Debt Fund has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities. The Long/Short Debt Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Fund may invest through its investment in the Underlying Investments include options, futures and swaps. The Fund, indirectly through its investment in the Underlying
Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk. Through its investment in the Underlying
Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the
Securities Act of 1933, as amended, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Debt
Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. Brief descriptions of the major investment strategies to be employed by one or more of the Underlying
Investments are included in the list below.

·  Relative Value - Long/Short Debt - These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments. The
   Relative Value - Long/Short Debt Sub-Strategies may include the following strategies utilizing long/short funds and/or short only funds:

   o  Multi-Strategy / Relative Value. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments.

   o  Credit Arbitrage. The Underlying Investments may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

   o  Fixed Income - Corporate. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

   o  Fixed Income - Sovereign. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

   o  Fixed Income and High Yield (High-Risk) Investment Strategies. The Underlying
      Investments may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Underlying Investments may invest in debt
		securities that fall below investment grade debt - commonly "junk bonds."
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Long/Short Debt Fund. The following additional risks could affect the value of your investment:

·  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Debt Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

·  Arbitrage Trading Risks: The principal risk associated with the Underlying
   Investments' arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the
   Underlying Investments may realize losses.

·  Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying
   Investment desires.

·  Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying
   Investments. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may
   "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

·  Shares of Other Investment Companies Risks: The Long/Short Debt Fund and the
   Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Investments. You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the Fund's direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

·  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Long/Short Debt Fund. The Underlying
   Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

·  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

·  Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

·  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying
   Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

·  Illiquid Securities Risk: Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the
   Long/Short Debt Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

·  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Long/Short Debt
   Fund has greater potential to realize losses upon the occurrence of adverse
		events affecting a particular issuer.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Long/Short Debt Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Long/Short Debt Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Long/Short Debt Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at hatterasfunds.com/performance or by calling
		the Fund toll-free at 1-877-569-2382.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	hen the Long/Short Debt Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-569-2382
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	hatterasfunds.com
Hatteras Long / Short Debt Fund (Prospectus Summary) | Hatteras Long / Short Debt Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.84%
Interest Expenses and Dividends on Short Positions of Underlying Investments	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.52%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.42%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	803
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,495
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,206
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,080
Hatteras Long / Short Debt Fund (Prospectus Summary) | Hatteras Long / Short Debt Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.59%
Interest Expenses and Dividends on Short Positions of Underlying Investments	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.92%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	295
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,578
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,330

[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
[2]	Acquired Fund Fees and Expenses have been restated to reflect current fees.
[3]	The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.49% and 2.99% of average daily net assets for the Institutional Class shares and Class A shares, respectively (the "Expense Caps"). The Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least April 30, 2013, and may be terminated only by the Trust's Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.